UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

Item 1. Reports to Stockholders

Semiannual report Delaware Cash Reserve® Fund September 30, 2013 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Cash Reserve® Fund at delawareinvestments.com.

Manage your investments online
  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Cash Reserve Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation	3
Schedule of investments	4
Statement of assets and liabilities	8
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	22
Other Fund information	29
About the organization	33

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from April 1, 2013 to September 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2013 to September 30, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Cash Reserve® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/13	9/30/13	Expense Ratio	4/1/13 to 9/30/13*
Actual Fund return†
Class A	$1,000.00	$1,000.20	0.16%	$0.80
Class B	1,000.00	1,000.20	0.16%	0.80
Class C	1,000.00	1,000.20	0.16%	0.80
Consultant Class	1,000.00	1,000.20	0.16%	0.80
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,024.27	0.16%	$0.81
Class B	1,000.00	1,024.27	0.16%	0.81
Class C	1,000.00	1,024.27	0.16%	0.81
Consultant Class	1,000.00	1,024.27	0.16%	0.81

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocation
Delaware Cash Reserve® Fund	As of September 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Certificates of Deposit	13.73%
Commercial Paper	67.28%
Colleges & Universities	20.44%
Diversified Financial Services	15.20%
Miscellaneous Manufacturing	2.70%
Mortgage Bankers & Brokers	19.73%
Municipal Money Market Instruments	4.71%
Oil & Gas Services	4.50%
Corporate Bonds	5.87%
Banks	4.09%
Healthcare & Pharmaceuticals	1.78%
Discount Note	7.39%
Municipal Bonds	5.53%
Total Value of Securities	99.80%
Receivables and Other Assets Net of Liabilities	0.20%
Total Net Assets	100.00%

Schedule of investments
Delaware Cash Reserve® Fund	September 30, 2013 (Unaudited)

		Principal amount	Value
Certificates of Deposit – 13.73%
	Banco Estado Chile 0.20% 1/23/14	$7,500,000	$7,500,000
	Bank of Montreal Chicago 0.07% 10/1/13	11,750,000	11,750,000
	Bank of Nova Scotia Houston
	0.17% 10/8/13	5,000,000	5,000,000
	0.23% 10/15/13	5,000,000	5,000,000
	Chase Bank USA 0.22% 12/4/13	5,000,000	5,000,000
Total Certificates of Deposit (cost $34,250,000)			34,250,000

Commercial Paper – 67.28%
Colleges & Universities – 20.44%
≠	Brown University
	0.12% 12/18/13	5,000,000	4,998,700
	0.13% 11/6/13	5,000,000	4,999,350
≠	Cornell University
	0.14% 11/13/13	4,500,000	4,499,247
	0.16% 2/6/14	2,000,000	1,998,862
	0.17% 1/9/14	5,000,000	4,997,639
≠	Dartmouth College
	0.11% 12/9/13	1,000,000	999,789
	0.13% 10/9/13	2,500,000	2,499,928
≠	Duke University
	0.12% 12/5/13	3,500,000	3,499,242
	0.13% 11/19/13	2,500,000	2,499,558
	Emory University 0.12% 10/15/13	7,500,000	7,500,000
≠	Lehigh University 0.14% 11/21/13	2,000,000	1,999,603
≠	University of Chicago
	0.12% 12/11/13	7,500,000	7,498,224
	0.13% 10/10/13	3,000,000	2,999,903
			50,990,045
Diversified Financial Services – 15.20%
	Abbey National North America 0.04% 10/1/13	11,750,000	11,750,000
≠	CPPIB Capital
	0.02% 10/2/13	7,750,000	7,749,996
	0.17% 12/12/13	4,000,000	3,998,640
≠	General Electric Capital 0.18% 2/18/14	5,000,000	4,996,500
≠	Svenska Handelsbank 0.20% 10/22/13	5,000,000	4,999,417
≠	Toyota Motor Credit 0.18% 2/26/14	4,425,000	4,421,726
			37,916,279

		Principal amount	Value
Commercial Paper (continued)
Miscellaneous Manufacturing – 2.70%
≠	General Electric 0.03% 10/7/13	$6,750,000	$6,749,966
			6,749,966
Mortgage Bankers & Brokers – 19.73%
	BNP Paribas Finance 0.07% 10/1/13	11,750,000	11,750,000
≠	DnB Bank
	0.17% 12/20/13	4,730,000	4,728,213
	0.18% 12/9/13	3,000,000	2,998,965
	0.25% 1/3/14	450,000	449,706
≠	Nordea Bank AB 0.245% 1/23/14	5,510,000	5,505,725
≠	Skandinav Enskilda Bank
	0.135% 10/21/13	10,000,000	9,999,250
	0.27% 3/10/14	1,000,000	998,800
≠	Societe Generale North America
	0.20% 10/9/13	800,000	799,929
	0.245% 10/31/13	1,000,000	999,796
≠	Standard Chartered Bank 0.25% 1/24/14	7,500,000	7,494,010
•≥	Westpac Banking 144A 0.26% 3/28/14	3,500,000	3,500,000
			49,224,394
Municipal Money Market Instruments – 4.71%
≠	St. Joseph County, Indiana
	0.16% 10/23/13	7,500,000	7,499,267
	0.20% 11/14/13	4,250,000	4,248,961
			11,748,228
Oil & Gas Services – 4.50%
≠	Koch Resources 0.04% 10/4/13	1,230,000	1,229,996
≠	Schlumberger Investment
	0.14% 12/17/13	4,000,000	3,998,802
	0.16% 12/3/13	6,000,000	5,998,320
			11,227,118
Total Commercial Paper (cost $167,856,030)			167,856,030

Schedule of investments
Delaware Cash Reserve® Fund

	Principal amount	Value
Corporate Bonds – 5.87%
Banks – 4.09%
BB&T 5.70% 4/30/14	$1,067,000	$1,100,198
JPMorgan Chase
2.05% 1/24/14	2,000,000	2,010,931
4.875% 3/15/14	3,500,000	3,566,721
Wachovia 4.875% 2/15/14	1,000,000	1,016,199
Wells Fargo 4.95% 10/16/13	2,500,000	2,504,522
		10,198,571
Healthcare & Pharmaceuticals – 1.78%
Wyeth 5.50% 2/1/14	4,368,000	4,443,424
		4,443,424
Total Corporate Bonds (cost $14,641,995)		14,641,995

Discount Note – 7.39%
≠ Federal Home Loan Bank 0.00% 10/1/13	18,435,000	18,435,000
Total Discount Note (cost $18,435,000)		18,435,000

Municipal Bonds – 5.53%
* New York State Housing Finance Agency
Revenue (Broadway) Series B 0.11% 5/1/44
(LOC – Wells Fargo Bank N.A.)	2,000,000	2,000,000
Orange County, California Taxable
Pension Obligation Series A
0.61% 11/1/13	5,750,000	5,750,000
0.68% 2/1/14	2,000,000	2,000,531
State of California Revenue Anticipation Notes
Series A-2 2.00% 6/23/14	4,000,000	4,051,297
Total Municipal Bonds (cost $13,801,828)		13,801,828

Total Value of Securities – 99.80%
(cost $248,984,853)©		$248,984,853

≠	The rate shown is the effective yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of Sept. 30, 2013. Interest rates reset periodically.
≥	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At Sept. 30, 2013, the aggregate amount of these securities equaled $3,500,000, which represented 1.40% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
*	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Sept. 30, 2013.
©	Also the cost for federal income tax purposes.

LOC — Letter of Credit

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Cash Reserve® Fund	September 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $248,984,853)	$248,984,853
Cash	43,521
Receivable for fund shares sold	520,182
Interest receivable	173,087
Investment management fees receivable	16,656
Total assets	249,738,299

Liabilities:
Payable for fund shares redeemed	160,187
Income distributions payable	2,308
Trustees’ fees payable	740
Other affiliates payable	6,890
Other accrued expenses	84,048
Total liabilities	254,173

Total Net Assets	$249,484,126

Net Assets Consist of:
Paid-in capital	$249,484,525
Undistributed net investment income	1,124
Accumulated net realized loss on investments	(1,523)
Total Net Assets	$249,484,126

Net Asset Value

Class A
Net assets	$226,521,419
Shares of beneficial interest outstanding, unlimited authorization, no par	226,828,202
Net asset value and offering price per share	$1.00

Class B
Net assets	$508,082
Shares of beneficial interest outstanding, unlimited authorization, no par	509,392
Net asset value and offering price per share	$1.00

Class C
Net assets	$15,493,089
Shares of beneficial interest outstanding, unlimited authorization, no par	15,506,602
Net asset value and offering price per share	$1.00

Consultant Class
Net assets	$6,961,536
Shares of beneficial interest outstanding, unlimited authorization, no par	6,971,115
Net asset value and offering price per share	$1.00

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Cash Reserve® Fund	Six Months Ended September 30, 2013 (Unaudited)

Investment Income:
Interest		$250,737

Expenses:
Management fees	$556,332
Dividend and disbursing and transfer agent fees and expenses	115,752
Distribution expenses – Class B	3,624
Distribution expenses – Class C	63,701
Distribution expenses – Consultant Class	10,953
Accounting and administration expenses	47,916
Registration fees	36,750
Legal fees	30,098
Reports and statements to shareholders	19,167
Audit and tax	18,635
Dues and services	16,641
Trustees’ fees	5,880
Custodian fees	3,797
Insurance	2,253
Pricing fees	1,609
Consulting fees	926
Trustees’ expenses	371	934,405
Less expenses waived		(656,511)
Less waived distribution expenses – Class B		(3,624)
Less waived distribution expenses – Class C		(63,701)
Less waived distribution expenses – Consultant Class		(10,953)
Less expense paid indirectly		(173)
Total operating expenses		199,443
Net Investment Income		51,294

Net Realized Gain on Investments		107

Net Increase in Net Assets Resulting from Operations		$51,401

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Cash Reserve® Fund

	Six Months	Year
	Ended	Ended
	9/30/13	3/31/13
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$51,294	$235,547
Net realized gain (loss)	107	(1,630)
Net increase in net assets resulting from operations	51,401	233,917

Dividends to Shareholders from:
Net investment income:
Class A	(46,735)	(217,248)
Class B	(149)	(1,205)
Class C	(2,698)	(10,309)
Consultant Class	(1,507)	(6,785)
	(51,089)	(235,547)

Capital Share Transactions:
Proceeds from shares sold:
Class A	61,215,330	123,289,242
Class B	90,442	336,380
Class C	12,801,893	10,598,540
Consultant Class	1,361,119	2,387,130

Net asset value of shares issued upon reinvestment
of dividends:
Class A	45,916	215,858
Class B	147	1,145
Class C	2,571	9,814
Consultant Class	1,363	6,663
	75,518,781	136,844,772

	Six Months	Year
	Ended	Ended
	9/30/13	3/31/13
	(Unaudited)
Capital Share Transactions: (continued)
Cost of shares redeemed:
Class A	$(64,549,099)	$(152,109,618)
Class B	(419,292)	(1,233,065)
Class C	(6,855,980)	(12,532,631)
Consultant Class	(1,600,840)	(3,239,674)
	(73,425,211)	(169,114,988)
Increase (decrease) in net assets derived from
capital share transactions	2,093,570	(32,270,216)
Net Increase (Decrease) in Net Assets	2,093,882	(32,271,846)

Net Assets:
Beginning of period	247,390,244	279,662,090
End of period (including undistributed net
investment income of $1,124 and $919, respectively)	$249,484,126	$247,390,244

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Cash Reserve® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived

[1]	Ratios have been annualized and total return has not been annualized.
[2]	For the six months ended Sept. 30, 2013, net investment income and dividends from net investment income for Class A were calculated to de minimus amount of $0.000 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months		Year Ended
9/30/13[1]		3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
(Unaudited)
$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

—	[2]	0.001	0.001	0.001	0.001	0.014
—		0.001	0.001	0.001	0.001	0.014

—	[2]	(0.001)	(0.001)	(0.001)	(0.001)	(0.014)
—		(0.001)	(0.001)	(0.001)	(0.001)	(0.014)

$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

0.02%		0.09%	0.06%	0.05%	0.09%	1.42%

$226,521		$229,809	$258,416	$279,675	$288,112	$432,133
0.16%		0.15%	0.16%	0.26%	0.63%	0.66%

0.69%		0.69%	0.70%	0.76%	0.72%	0.69%
0.04%		0.09%	0.06%	0.05%	0.09%	1.42%

(0.49%	)	(0.45% )	(0.48% )	(0.45% )	0.00%	1.39%

Financial highlights
Delaware Cash Reserve® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived

[1] Ratios have been annualized and total return has not been annualized.
[2] For the six months ended Sept. 30, 2013, net investment income and dividends from net investment income for Class B were calculated to de minimus amount of $0.000 per share.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months		Year Ended
9/30/13[1]		3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
(Unaudited)
$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

—	[2]	0.001	0.001	0.001	0.001	0.006
—		0.001	0.001	0.001	0.001	0.006

—	[2]	(0.001)	(0.001)	(0.001)	(0.001)	(0.006)
—		(0.001)	(0.001)	(0.001)	(0.001)	(0.006)

$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

0.02%		0.09%	0.06%	0.05%	0.09%	0.60%

$508		$837	$1,729	$2,905	$4,444	$9,486
0.16%		0.15%	0.16%	0.26%	0.63%	1.45%

1.69%		1.69%	1.70%	1.76%	1.72%	1.69%
0.04%		0.09%	0.06%	0.05%	0.09%	0.63%

(1.49%	)	(1.45% )	(1.48% )	(1.45% )	(1.00% )	0.39%

Financial highlights
Delaware Cash Reserve® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived

[1] Ratios have been annualized and total return has not been annualized.
[2] For the six months ended Sept. 30, 2013, net investment income and dividends from net investment income for Class C were calculated to de minimus amount of $0.000 per share.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months		Year Ended
9/30/13[1]		3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
(Unaudited)
$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

—	[2]	0.001	0.001	0.001	0.001	0.006
—		0.001	0.001	0.001	0.001	0.006

—	[2]	(0.001)	(0.001)	(0.001)	(0.001)	(0.006)
—		(0.001)	(0.001)	(0.001)	(0.001)	(0.006)

$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

0.02%		0.09%	0.06%	0.05%	0.09%	0.60%

$15,493		$9,544	$11,472	$11,921	$9,149	$15,317
0.16%		0.15%	0.16%	0.26%	0.63%	1.45%

1.69%		1.69%	1.70%	1.76%	1.72%	1.69%
0.04%		0.09%	0.06%	0.05%	0.09%	0.63%

(1.49%	)	(1.45% )	(1.48% )	(1.45% )	(1.00% )	0.39%

Financial highlights
Delaware Cash Reserve® Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived

[1] Ratios have been annualized and total return has not been annualized.
[2] For the six months ended Sept. 30, 2013, net investment income and dividends from net investment income for Consulting Class were calculated to de minimus amount of $0.000 per share.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months		Year Ended
9/30/13[1]		3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
(Unaudited)
$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

—	[2]	0.001	0.001	0.001	0.001	0.012
—		0.001	0.001	0.001	0.001	0.012

—	[2]	(0.001)	(0.001)	(0.001)	(0.001)	(0.012)
—		(0.001)	(0.001)	(0.001)	(0.001)	(0.012)

$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

0.02%		0.09%	0.06%	0.05%	0.09%	1.19%

$6,962		$7,200	$8,045	$8,310	$10,187	$14,006
0.16%		0.15%	0.16%	0.26%	0.63%	0.89%

0.99%		0.99%	1.00%	1.06%	1.02%	0.99%
0.04%		0.09%	0.06%	0.05%	0.09%	1.19%

(0.79%	)	(0.75% )	(0.78% )	(0.75% )	(0.30% )	1.09%

Notes to financial statements
Delaware Cash Reserve® Fund	September 30, 2013 (Unaudited)

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a contingent deferred sales charge (CDSC) that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010 – March 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended Sept. 30, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Sept. 30, 2013, the Fund earned $173 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired Fund fees and expenses, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.14% of the Fund’s average daily net assets from July 29, 2013 until such time as the waiver is discontinued. Prior to July 29, 2013, DMC had voluntarily agreed to waive its management fee to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) did not exceed 0.19% of the Fund’s average daily net assets. For purposes of this waiver and reimbursement, nonroutine expenses may also

Notes to financial statements
Delaware Cash Reserve® Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees (Board) and DMC. These expense waivers may be discontinued at any time because they are voluntary, and apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended Sept. 30, 2013, the Fund was charged $ 5,988 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. Class A shares pay no distribution and service expenses. DDLP has elected to waive distribution and service fees to 0.00% of average daily net assets for Class B, Class C and Consultant Class shares. These waivers may be discontinued at any time because they are voluntary. Effective July 29, 2013, DDLP has contracted to waive distribution and service fees of Class B shares to 0.25% of average daily net assets through July 29, 2014. This waiver and reimbursement may only be terminated by agreement of DDLP and the Fund.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended Sept. 30, 2013, the Fund was charged $ 4,231 for internal legal services provided by DMC and/or its affiliates’ employees.

For the six months ended Sept. 30, 2013, DDLP received gross CDSC commissions of $ 0, $ 1 and $ 1,040 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At March 31, 2013, short-term losses of $1,630 carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration

Notes to financial statements
Delaware Cash Reserve® Fund

3. Investments (continued)

of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2013:

Level 2
Corporate Bonds	$14,641,995
Municipal Bonds	13,801,828
Short-Term Investments	220,541,030
Total	$248,984,853

During the six months ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended	Year Ended
	9/30/13	3/31/13
Shares sold:
Class A	61,215,330	123,289,242
Class B	90,442	336,380
Class C	12,801,893	10,598,540
Consultant Class	1,361,119	2,387,130

Shares issued upon reinvestment of dividends:
Class A	45,916	215,858
Class B	147	1,145
Class C	2,571	9,814
Consultant Class	1,363	6,663
	75,518,781	136,844,772
Shares redeemed:
Class A	(64,549,099)	(152,109,603)
Class B	(419,292)	(1,233,065)
Class C	(6,855,980)	(12,532,631)
Consultant Class	(1,600,840)	(3,239,674)
	(73,425,211)	(169,114,973)
Net increase (decrease)	2,093,570	(32,270,201)

For the six months ended Sept. 30, 2013 and the year ended March 31, 2013, 123,969 Class B shares were converted to 123,970 Consultant Class shares valued at $ 123,970 and 389,265 Class B shares were converted to 389,271 Consultant Class shares valued at $389,271, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the statements of changes in net assets.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014. The Fund had no amounts outstanding as of Sept. 30, 2013 or at any time during the year then ended.

6. Credit and Market Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund may also invest in securities exempt from registration

Notes to financial statements
Delaware Cash Reserve® Fund

6. Credit and Market Risks (continued)

under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of Sept. 30, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the schedule of investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events

Effective, Oct. 1, 2013, the Fund will pay DDLP, an annual distribution and service fee of 0.25% of the average daily net assets of the Consultant Class shares.

In efforts to prevent a negative yield, DMC has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund to prevent a negative yield.

These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by DMC and DDLP at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield.

Except as described above and in Note 5, management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Cash Reserve® Fund

Board consideration of Delaware Cash Reserve Fund investment advisory agreement

At a meeting held on August 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Cash Reserve Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce

Other Fund information
(Unaudited)
Delaware Cash Reserve® Fund

Board consideration of Delaware Cash Reserve Fund investment advisory agreement (continued)

overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A and Consultant Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

Lipper currently compares the Fund’s Consultant Class shares to a peer group that includes no-load money market funds, several of which charge 12b-1 fees and non-12b-1 service fees (“Distribution Expenses”). However, Management believes that it would be more appropriate to compare the Fund’s Class A shares to a peer group of no-load funds without Distribution Expenses. Accordingly, the Lipper report prepared for this Fund compares the Fund’s Consultant Class shares and Class A shares to two separate Performance Universes consisting of the Fund and all retail money market instrument funds with and without Distribution Expenses, respectively. When comparing the Fund’s Consultant Class shares, the Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the first quartile of its Performance Universe and its total return for the five- and ten-year periods was in the third quartile. When comparing the Fund’s Class A shares, the Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the first quartile of its Performance Universe and its total return for the five- and ten-year periods was in the second quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A and Consultant Class shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

When comparing the Fund’s Consultant Class shares, the expense comparisons for the Fund showed that its contractual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. When comparing the Fund’s Class A shares, the expense comparisons for the Fund showed that its contractual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Other Fund information
(Unaudited)
Delaware Cash Reserve® Fund

Board consideration of Delaware Cash Reserve Fund investment advisory agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA
Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY
Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL
Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Cash Reserve® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 4, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 4, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 4, 2013